Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note F – Income Taxes

The components of income before income taxes are:

	2014	2013	2012
United States	$49,692	$40,374	$40,019
Foreign countries	4,042	3,903	2,428
Total	$53,734	$44,277	$42,447

The components of income tax expense are:

	2014	2013	2012
Current Expense:
Federal	$16,638	$12,159	$11,542
Foreign	946	792	(324)
State and local	1,376	981	1,021
	18,960	13,932	12,239
Deferred (benefit) expense:
Federal	(1,181)	108	2,109
Foreign	(114)	(38)	(189)
State and local	(72)	171	85
	(1,367)	241	2,005
Income tax expense	$17,593	$14,173	$14,244

The reconciliation between income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to income before income taxes is:

	2014	2013	2012
Income taxes at statutory rate	$18,807	$15,497	$14,856
State and local income taxes, net of federal tax benefit	674	587	719
Research and development tax credits	(371)	(740)	-
Domestic production activities deduction	(1,324)	(952)	(980)
Lower foreign taxes differential	(583)	(612)	(528)
Uncertain tax positions	53	94	(236)
Valuation allowance	174	162	-
Other	163	137	413
Income tax expense	$17,593	$14,173	$14,244

The Company made income tax payments of $19.4 million, $13.2 million and $12.0 million in 2014, 2013 and 2012, respectively.

Deferred income tax assets and liabilities consist of:

	2014	2013
Deferred tax assets:
Inventories	$1,030	$1,688
Accrued liabilities	2,538	2,341
Postretirement health benefits obligation	7,602	6,545
Pension	1,649	—
Deferred revenue	1,267	—
Other	550	101
Total deferred tax assets	14,636	10,675
Valuation allowance	(336)	(162)
Net deferred tax assets	14,300	10,513
Deferred tax liabilities
Depreciation and amortization	(17,711)	(16,858)
Pension	—	(1,634)
Total deferred tax liabilities	(17,711)	(18,492)
Net deferred tax liabilities	$(3,411)	$(7,979)

The Company has a valuation allowance as of December 31, 2014 of $336,000 against certain of its deferred tax assets. The comparable amount of valuation allowance at December 31, 2013 was $162,000. ASC 740 requires that a valuation allowance be recorded against deferred tax assets when it is more likely than not that some or all of a Company’s deferred tax assets will not be realized based on available positive and negative evidence.

At December 31, 2014, total unrecognized tax benefits were $576,000. Of the total, $452,000 of unrecognized tax benefits, if ultimately recognized, would reduce the Company’s annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
Balance at beginning of year	$516	$421	$1,423
Additions based on tax positions related to the current year	158	189	68
Reduction for tax positions of prior years	—	—	(1)
Reductions due to lapse of applicable statute of limitations	(98)	(46)	(131)
Settlements	—	(48)	(938)
Balance at end of year	$576	$516	$421

The Company is subject to income taxes in the U.S. federal and various state, local and foreign jurisdictions. Income tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2011. The Company has $55,000 of unrecognized tax benefits recorded for periods which the relevant statutes of limitations expire in the next 12 months.

The Company has state tax credit carryforwards of $545,000 and $343,000 as of December 31, 2014 and 2013, respectively, set to expire between 2018 and 2025.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense for all periods presented. The Company accrued approximately $99,000, $85,000 and $91,000 for the payment of interest and penalties at December 31, 2014, 2013 and 2012, respectively.

The Company has not provided an estimate for any U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries that might be payable if these earnings were repatriated since the Company considers these amounts to be permanently invested. It is not practicable to estimate the additional income taxes and applicable withholding taxes that would be payable on remittance of such earnings.

In September 2013, the Internal Revenue Service issued final regulations governing the income tax treatment of acquisitions, dispositions, and repairs of tangible property. Taxpayers are required to follow the new regulations in taxable years beginning on or after January 1, 2014. The impact of the regulations is not material to the Company’s consolidated financial statements.